Stock-Based Compensation - Schedule of Exercise Prices and Exercise Periods (Details)	12 Months Ended
Mar. 31, 2025 ¥ / shares shares
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	325,357
Exercise Price One [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	153,325
Exercise price | ¥ / shares	¥ 139.38
Exercise Price Two [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	61,337
Exercise price | ¥ / shares	¥ 258.524
Exercise Price Three [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Number of options	110,695
Exercise price | ¥ / shares	¥ 525.376
Minimum [Member] | Exercise Price One [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2021
Minimum [Member] | Exercise Price Two [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2021
Minimum [Member] | Exercise Price Three [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2021
Maximum [Member] | Exercise Price One [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2031
Maximum [Member] | Exercise Price Two [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2026
Maximum [Member] | Exercise Price Three [Member]
Schedule of Exercise Prices and Exercise Periods [Line Items]
Exercise period	2026